UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4337


                               HERITAGE CASH TRUST
                               -------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                            STEVEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                1601 K Street, NW
                             Washington, D.C. 20006



Date of fiscal year end: August 31

Date of reporting period: May 31, 2007
                          ------------

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------
                                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                  MAY 31, 2007
                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------

                                                                     PRINCIPAL
                                                                        AMOUNT                        % OF NET
                                                                 (IN THOUSANDS)            VALUE        ASSETS
                                                                 --------------            -----        ------
COMMERCIAL PAPER
----------------
DOMESTIC
--------
BANKS
Bank of America Corporation, 5.22%, 06/13/07                          $ 50,000      $ 49,913,000          1.2%
Bank of America Corporation, 5.22%, 07/16/07                            50,000        49,673,750          1.2%
Bank of America Corporation, 5.24%, 07/23/07                            50,000        49,621,917          1.2%
J.P. Morgan Chase & Company, Inc., 5.23%, 06/14/07                      50,000        49,905,569          1.2%
J.P. Morgan Chase & Company, Inc., 5.24%, 07/19/07                      50,000        49,650,667          1.2%
State Street Corporation, 5.23%, 06/05/07                               50,000        49,970,944          1.2%
State Street Corporation, 5.23%, 07/18/07                               50,000        49,658,924          1.2%

BEVERAGES

The Coca-Cola Company, 5.22%, 07/09/07                                  14,546        14,465,852          0.3%
The Coca-Cola Company, 5.22%, 07/11/07                                  30,000        29,826,000          0.7%
The Coca-Cola Company, 5.22%, 07/13/07                                  10,334        10,271,066          0.2%

CHEMICALS

E.I. du Pont de Nemours and Company, 5.20%, 06/06/07                    50,000        49,963,889          1.2%
E.I. du Pont de Nemours and Company, 5.21%, 06/06/07                    30,000        29,978,292          0.7%

COSMETICS/PERSONAL CARE
Colgate-Palmolive Company, 5.20%, 06/12/07                              16,750        16,723,386          0.4%
Colgate-Palmolive Company, 5.20%, 06/14/07                              30,000        29,943,667          0.7%
Colgate-Palmolive Company, 5.21%, 06/20/07                              32,250        32,161,321          0.8%
Colgate-Palmolive Company, 5.20%, 06/21/07                              21,000        20,939,333          0.5%
Kimberly-Clark Worldwide, 5.22%, 06/12/07                               20,200        20,167,781          0.5%
Kimberly-Clark Worldwide, 5.20%, 06/18/07                               37,600        37,507,671          0.9%
Kimberly-Clark Worldwide, 5.20%, 06/19/07                               14,000        13,963,600          0.3%
Kimberly-Clark Worldwide, 5.21%, 06/26/07                               18,200        18,134,151          0.4%
Procter & Gamble International Funding, 5.23%, 06/05/07                 48,740        48,711,677          1.2%
Procter & Gamble International Funding, 5.23%, 06/13/07                 27,910        27,861,344          0.7%
Procter & Gamble International Funding, 5.22%, 06/14/07                 50,000        49,905,750          1.2%
Procter & Gamble International Funding, 5.22%, 07/24/07                 23,350        23,170,555          0.6%

DIVERSIFIED MANUFACTURER

3M Company, 5.18%, 06/27/07                                             45,000        44,831,650          1.1%
General Electric Capital Corporation, 5.23%, 07/20/07                   50,000        49,644,069          1.2%
General Electric Company, 5.24%, 06/28/07                              100,000        99,607,000          2.4%

ELECTRONIC COMPONENTS & EQUIPMENT

Emerson Electric Co., 5.24%, 06/01/07                                   11,450        11,450,000          0.3%
Emerson Electric Co., 5.24%, 06/04/07                                   30,000        29,986,900          0.7%
Emerson Electric Co., 5.25%, 06/04/07                                   11,788        11,782,843          0.3%
Emerson Electric Co., 5.22%, 06/05/07                                   17,550        17,539,821          0.4%

FINANCIAL SERVICES

Citigroup Funding Inc., 5.23%, 07/10/07                                 50,000        49,716,708          1.2%
Citigroup Funding Inc., 5.24%, 07/11/07                                 50,000        49,708,889          1.2%
Citigroup Funding Inc., 5.23%, 07/19/07                                 50,000        49,651,333          1.2%
Merrill Lynch & Co., Inc., 5.20%, 06/12/07                              25,000        24,960,278          0.6%
Merrill Lynch & Co., Inc., 5.23%, 07/11/07                              50,000        49,709,444          1.2%
Merrill Lynch & Co., Inc., 5.23%, 07/23/07                              25,000        24,811,139          0.6%

HEALTHCARE PRODUCTS

Johnson & Johnson, 5.19%, 06/01/07                                      50,000        50,000,000          1.2%
Johnson & Johnson, 5.19%, 06/18/07                                      48,004        47,886,350          1.1%
Johnson & Johnson, 5.18%, 07/05/07                                      25,000        24,877,694          0.6%
Johnson & Johnson, 5.19%, 07/10/07                                      14,000        13,921,285          0.3%

MULTIMEDIA

McGraw-Hill Inc., 5.22%, 06/05/07                                       13,290        13,282,292          0.3%
McGraw-Hill Inc., 5.23%, 06/18/07                                       13,510        13,476,634          0.3%
McGraw-Hill Inc., 5.22%, 06/21/07                                       16,960        16,910,816          0.4%
McGraw-Hill Inc., 5.22%, 06/22/07                                       56,240        56,068,749          1.3%

OFFICE/BUSINESS EQUIPMENT

Pitney Bowes, Inc., 5.22%, 06/05/07                                     24,350        24,335,877          0.6%
Pitney Bowes, Inc., 5.23%, 06/06/07                                     21,000        20,984,746          0.5%

--------------------------------------------------------------------------------------------------------------
                                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                  MAY 31, 2007
                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------

                                                                     PRINCIPAL
                                                                        AMOUNT                        % OF NET
                                                                 (IN THOUSANDS)            VALUE        ASSETS
                                                                 --------------            -----        ------

Pitney Bowes, Inc., 5.22%, 06/07/07                                     29,840        29,814,039          0.7%
Pitney Bowes, Inc., 5.23%, 06/13/07                                     22,740        22,700,357          0.5%

OIL & GAS

Chevron Funding Corporation, 5.22%, 06/01/07                            50,000        50,000,000          1.2%
Chevron Funding Corporation, 5.22%, 06/08/07                            50,000        49,949,250          1.2%
Chevron Funding Corporation, 5.21%, 06/21/07                            50,000        49,855,278          1.2%
Shell International Finance BV, 5.21%, 06/01/07                         20,000        20,000,000          0.5%
Shell International Finance BV, 5.22%, 06/05/07                         30,000        29,982,600          0.7%

PHARMACEUTICALS

Abbott Laboratories, 5.24%, 06/04/07                                    47,000        46,979,477          1.1%
Abbott Laboratories, 5.23%, 06/20/07                                    13,196        13,159,575          0.3%
Abbott Laboratories, 5.22%, 06/26/07                                    14,852        14,798,162          0.4%
Abbott Laboratories, 5.24%, 06/27/07                                    11,000        10,958,371          0.3%
Abbott Laboratories, 5.23%, 06/28/07                                    25,000        24,902,031          0.6%
Abbott Laboratories, 5.23%, 06/29/07                                    28,852        28,734,636          0.7%
Abbott Laboratories, 5.24%, 06/29/07                                    10,100        10,058,837          0.2%

RETAIL

The Home Depot, Inc., 5.19%, 06/13/07                                   30,000        29,948,100          0.7%
The Home Depot, Inc., 5.19%, 06/15/07                                   50,000        49,899,083          1.2%
Wal-Mart Stores Inc., 5.18%, 06/19/07                                   50,000        49,870,500          1.2%
Wal-Mart Stores Inc., 5.19%, 06/19/07                                   79,000        78,794,995          1.9%
Wal-Mart Stores Inc., 5.18%, 07/17/07                                   21,000        20,861,003          0.5%

TOTAL DOMESTIC (COST $2,248,500,917)                                               2,248,500,917         53.8%

FOREIGN (a)
-----------
BANKS

ABN AMRO North America Finance Inc., 5.24%, 06/04/07                    50,000        49,978,167          1.2%
ABN AMRO North America Finance Inc., 5.21%, 07/09/07                    50,000        49,725,028          1.2%
Barclays U.S. Funding Corporation, 5.24%, 06/15/07                      50,000        49,898,111          1.2%
Barclays U.S. Funding Corporation, 5.25%, 07/20/07                      50,000        49,643,049          1.2%
Danske Corporation, 5.25%, 06/04/07                                     50,000        49,978,125          1.2%
Danske Corporation, 5.24%, 06/11/07                                     25,000        24,963,611          0.6%
Danske Corporation, 5.25%, 06/18/07                                     25,000        24,938,021          0.6%
Deutsche Bank Financial Inc., 5.24%, 06/04/07                           50,000        49,978,188          1.2%
Deutsche Bank Financial Inc., 5.25%, 06/21/07                           50,000        49,854,167          1.2%
HBOS Treasury Services PLC, 5.23%, 06/22/07                             25,000        24,923,802          0.6%
HBOS Treasury Services PLC, 5.21%, 07/13/07                             25,000        24,848,042          0.6%
HBOS Treasury Services PLC, 5.22%, 07/13/07                             50,000        49,695,500          1.2%
KFW International Finance, 5.22%, 06/01/07                              28,500        28,500,000          0.7%
KFW International Finance, 5.22%, 06/12/07                              21,500        21,465,708          0.5%
KFW International Finance, 5.21%, 06/14/07                              50,000        49,905,931          1.2%
Rabobank USA Financial Corporation, 5.30%, 06/01/07                    100,000       100,000,000          2.4%
Royal Bank of Scotland, 5.23%, 06/26/07                                 50,000        49,818,576          1.2%
Royal Bank of Scotland, 5.23%, 07/12/07                                 50,000        49,702,465          1.2%
UBS Finance Delaware, LLC, 5.25%, 06/07/07                              50,000        49,956,292          1.2%
UBS Finance Delaware, LLC, 5.25%, 06/19/07                              50,000        49,868,750          1.2%

FINANCIAL SERVICES

Siemens Capital Corporation, 5.23%, 06/11/07                            50,000        49,927,361          1.2%
Siemens Capital Corporation, 5.23%, 06/12/07                            22,000        21,964,843          0.5%
Toyota Motor Credit Corporation, 5.22%, 06/25/07                        60,000        59,791,200          1.4%
Toyota Motor Credit Corporation, 5.22%, 06/27/07                        50,000        49,811,500          1.2%
Toyota Motor Credit Corporation, 5.21%, 07/03/07                        40,000        39,814,756          0.9%

FOOD

Nestle Capital Corporation, 5.21%, 06/13/07                             30,000        29,947,900          0.7%
Nestle Capital Corporation, 5.21%, 07/06/07                             50,000        49,746,979          1.2%
Unilever Capital Corporation, 5.20%, 06/05/07                           12,830        12,822,587          0.3%
Unilever Capital Corporation, 5.20%, 06/07/07                           10,000         9,991,333          0.2%
Unilever Capital Corporation, 5.21%, 06/08/07                           40,000        39,959,478          1.0%
Unilever Capital Corporation, 5.21%, 06/11/07                            9,165         9,151,736          0.2%
Unilever Capital Corporation, 5.22%, 06/22/07                           15,000        14,954,325          0.4%

--------------------------------------------------------------------------------------------------------------
                                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                  MAY 31, 2007
                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------

                                                                     PRINCIPAL
                                                                        AMOUNT                        % OF NET
                                                                 (IN THOUSANDS)            VALUE        ASSETS
                                                                 --------------            -----        ------
Unilever Capital Corporation, 5.21%, 06/25/07                           13,005        12,959,829          0.3%

REGIONAL AGENCIES

Export Development Canada, 5.19%, 06/15/07                              23,500        23,452,569          0.6%
The Canadian Wheat Board, 5.18%, 06/19/07                               20,000        19,948,250          0.5%
The Canadian Wheat Board, 5.17%, 06/20/07                               27,000        26,926,328          0.6%
TOTAL FOREIGN (COST $1,368,812,507)                                                1,368,812,507         32.8%
Total commercial paper (cost $3,617,313,424)                                       3,617,313,424         86.6%

U.S. GOVERNMENT-SPONSORED ENTERPRISES
-------------------------------------
Fannie Mae, 5.15%, 06/07/07                                             50,000        49,957,083          1.2%
Fannie Mae, 5.12%, 06/20/07                                             25,000        24,932,444          0.6%
Fannie Mae, 5.13%, 07/20/07                                             50,000        49,650,739          1.2%
Federal Home Loan Bank, 5.15%, 06/06/07                                 30,000        29,978,562          0.7%
Federal Home Loan Bank, 5.15%, 06/15/07                                 50,000        49,899,860          1.2%
Federal Home Loan Bank, 5.12%, 07/06/07                                 23,154        23,038,745          0.6%
Federal Home Loan Bank, 5.13%, 07/20/07                                 50,000        49,650,875          1.2%
Federal Home Loan Bank Note, 5.35%, 11/06/07 (callable monthly)         30,000        30,000,000          0.7%
Freddie Mac, 5.12%, 06/22/07                                            50,000        49,850,667          1.2%
Freddie Mac, 5.12%, 06/28/07                                            30,000        29,884,800          0.7%
Freddie Mac, 5.13%, 06/29/07                                            80,000        79,681,110          1.9%
TOTAL U.S. GOVERNMENT-SPONSORED ENTERPRISES (COST $466,524,886)                      466,524,886         11.2%

CERTIFICATES OF DEPOSIT
-----------------------
BANKS

Wells Fargo & Company, 5.25%, 07/02/07                                  50,000        50,000,000          1.2%
Wells Fargo & Company, 5.25%, 07/12/07                                  50,000        50,000,000          1.2%
Wells Fargo & Company, 5.25%, 07/17/07                                  50,000        50,000,000          1.2%

TOTAL CERTIFICATES OF DEPOSIT (COST $150,000,000)                                    150,000,000          3.6%

TOTAL INVESTMENT PORTFOLIO EXCLUDING
REPURCHASE AGREEMENT (COST $4,233,838,310)                                         4,233,838,310        101.4%

REPURCHASE AGREEMENT
--------------------
Repurchase agreement with Fixed Income
Clearing Corporation, dated May 31, 2007 @ 4.93% to be
repurchased at $1,436,197 on June 1, 2007, collateralized by
$1,140,000 United States Treasury Bonds, 8.75% due May 15,
2017 (market value $1,480,281 including interest) (cost
$1,436,000)                                                                            1,436,000          0.0%

TOTAL INVESTMENT PORTFOLIO (COST $4,235,274,310) (B)                               4,235,274,310        101.4%

Other assets and liabilities, net,                                                   (60,959,366)        -1.4%

NET ASSETS (CONSISTING OF PAID-IN-CAPITAL NET OF ACCUMULATED
NET REALIZED LOSS OF $3,174)                                                      $4,174,314,944        100.0%

--------------------
 (a) U.S. DOLLAR DENOMINATED. (b) THE AGGREGATE IDENTIFIED
 COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME.

------------------------------------------------------------------------------------------------------------------------------------
                                         Heritage Cash Trust -- Municipal Money Market Fund
                                                        Investment Portfolio
                                                            May 31, 2007
                                                            (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Principal
                                                                                              amount                        % of net
                                                                                       (in thousands)            Value        assets
                                                                                       --------------            -----        ------
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (A) (B)
-------------------------------------------------
ALABAMA
-------
Alabama Housing Finance Authority, 3.84%, MFHRB, Hunter Ridge Apartments Project,
Series 05F, AMT, 06/07/07, LOC: FHLMC (c)                                                    $ 10,550     $ 10,550,000         0.9%
Decatur Industrial Development Board, 3.94%, BP Amoco Project, Series 01, AMT,
06/01/07 (c)                                                                                    1,700        1,700,000         0.1%
Huntsville, 3.79%, Series G, 06/07/07, LOC: Regions Bank (c)                                    7,000        7,000,000         0.6%
Infirmary Health System Special Care Facilities Financing Authority, 3.75%,
Hospital Revenue Bond, Series B, 06/07/07, LOC: Regions Bank (c)                               10,400       10,400,000         0.9%

ALASKA
------
Anchorage, 4.25%, Tax Anticipation Notes, Series 07, 12/28/07                                  13,000       13,049,658         1.1%
Valdez, 3.90%, BP Amoco Inc. Project, Series 01K, 06/01/07 (c)                                    500          500,000         0.0%
Valdez, 3.90%, BP Amoco Inc. Project, Series 03A, 06/01/07 (c)                                  3,475        3,475,000         0.3%
Valdez, 3.90%, BP Amoco Inc. Project, Series 03B, 06/01/07 (c)                                 22,225       22,225,000         1.8%
Valdez, 3.90%, BP Amoco Inc. Project, Series 03C, 06/01/07 (c)                                  6,090        6,090,000         0.5%

ARIZONA
-------
Maricopa County Industrial Development Authority, 3.80%, MFHRB, San Remo
Apartments Project, Series 02, AMT, 06/07/07, LOC: FNMA (c)                                     3,400        3,400,000         0.3%

Maricopa County Industrial Development Authority, 3.82%, MFHRB, San Fernando
Apartments Project, Series 04, AMT, 06/07/07, LOC: FNMA (c)                                     6,750        6,750,000         0.6%

ARKANSAS
--------
Pulaski County Public Facilities Board, 3.91%, MFHRB, Markham Oaks & Indian
Hills Apartments Project, Series 05, AMT, 06/07/07, LOC: Regions Bank (c)                       6,400        6,400,000         0.5%

COLORADO
--------
Broomfield Urban Renewal Authority, 3.78%, Series 05, 06/07/07, LOC: BNP Paribas (c)            4,100        4,100,000         0.3%
Colorado Educational & Cultural Facilities Authority, 3.76%, Campus Village
Apartments Project, Series 05, 06/07/07, LOC: Citibank, N.A. (c)                                5,300        5,300,000         0.4%

Colorado Health Facilities Authority, 3.75%, Hospital Revenue Bond, Adventist
Health System Project, 06/07/07, LOC: SunTrust Bank (c)                                         2,900        2,900,000         0.2%

Colorado Health Facilities Authority, 3.76%, Hospital Revenue Bond, Exempla Inc.
Project, Series 02B, 06/07/07, LOC: U.S. Bank, N.A. (c)                                         2,295        2,295,000         0.2%

Telluride, 3.82%, Floor Open Space Project, Series 07, 06/07/07, LOC: Key Bank (c)              3,500        3,500,000         0.3%
Traer Creek Metropolitan District, 3.80%, Eagle County Project, Series 02,
06/07/07, LOC: BNP Paribas (c)                                                                  2,300        2,300,000         0.2%

DISTRICT OF COLUMBIA
--------------------
District of Columbia, 3.81%, Consortium Issue Project, 06/07/07, LOC: Wachovia
Bank, N.A. (c)                                                                                  9,500        9,500,000         0.8%
District of Columbia, 3.81%, Educational Facilities Revenue Bond, The Field
School Inc. Project, Series 01A, 06/07/07, LOC: Wachovia Bank, N.A. (c)                         5,300        5,300,000         0.4%
District of Columbia, GO, 3.80%, FGIC, Series 01D, 06/07/07, BPA: Morgan Stanley
Group, Inc. (c)                                                                                30,825       30,825,000         2.6%

FLORIDA
-------
Citizens Property Insurance Corporation, 5.00%, High Risk Account, MBIA, Series
07, 03/01/08                                                                                    2,500        2,524,151         0.2%
Florida Higher Educational Facilities Financial Authority, 3.76%, Flagler College
Project, Series 05, 06/07/07, LOC: SunTrust Bank (c)                                            7,700        7,700,000         0.6%

Highlands County Health Facilities Authority, 3.82%, Hospital Revenue Bond,
Adventist Health System Project, Series 03A, 06/07/07, LOC: SunTrust Bank (c)                   8,800        8,800,000         0.7%

Jacksonville Economic Development Commission, 3.81%, Airport Facilities Revenue
Bond, Holland SheltAir Project, Series A-1, AMT, 06/07/07, LOC: Bank of America,
N.A. (c)                                                                                        1,200        1,200,000         0.1%
Orange County Housing Finance Authority, 3.78%, MFHRB, Heather Glen Project,
Series E, 06/07/07, LOC: FNMA (c)                                                               1,500        1,500,000         0.1%

                                                                                           Principal
                                                                                              amount                        % of net
                                                                                       (in thousands)            Value        assets
                                                                                       --------------            -----        ------
Orange County Industrial Development Authority, 3.76%, IDRB, Catholic Diocese
Project, 06/07/07, LOC: SunTrust Bank (c)                                                    $  8,000     $  8,000,000         0.7%
Palm Beach County, 3.79%, Henry Morrison Flagler Project, Series 03, 06/07/07,
LOC: Northern Trust Company (c)                                                                 5,875        5,875,000         0.5%
Palm Beach County, 3.80%, Norton Gallery Inc. Project, 06/07/07, LOC: Bank of
America, N.A. (c)                                                                               3,075        3,075,000         0.3%
Palm Beach County, 3.80%, Norton Gallery Inc. Project, 06/07/07, LOC: Northern
Trust Company (c)                                                                               3,385        3,385,000         0.3%
Tampa, 3.76%, Educational Facilities Revenue Bond, Academy of the Holy Names
Project, Series 01, 06/07/07, LOC: SunTrust Bank (c)                                            1,770        1,770,000         0.2%
Tampa & Hillsborough County Expressway Authority, 5.00%, Transportation Revenue
Bond, AMBAC, 07/01/07                                                                           3,805        3,809,474         0.3%

GEORGIA
-------
Bibb County Development Authority, 3.76%, Mount de Sales Academy Project, Series
00, 06/07/07, LOC: SunTrust Bank (c)                                                            2,750        2,750,000         0.2%
Cobb County School District, 4.00%, Short-Term Notes, 12/31/07                                  5,000        5,010,021         0.4%

Coweta County Residential Care for the Elderly Authority, 3.76%, Wesley Woods of
Newnan-Peachtree Inc. Project, Series 05, 06/07/07, LOC: Branch Banking & Trust (c)             3,600        3,600,000         0.3%
DeKalb County Hospital Authority, 3.76%, DeKalb Medical Center Inc. Project,
06/07/07, LOC: SunTrust Bank (c)                                                               16,800       16,800,000         1.4%
DeKalb County Housing Authority, 3.81%, MFHRB, Mountain Crest Apartments Project,
Series 02A-1, AMT, 06/07/07, LOC: SunTrust Bank (c)                                             3,745        3,745,000         0.3%
East Point Housing Authority, 3.84%, MFHRB, Eagles Creste Apartments Project,
Series 03, AMT, 06/07/07, LOC: FHLMC (c)                                                       12,525       12,525,000         1.0%
Fulton County Development Authority, 3.76%, Shepard Center Inc. Project, Series
05, 06/07/07, LOC: SunTrust Bank (c)                                                           15,500       15,500,000         1.3%
Fulton County Residential Care for the Elderly Authority, 3.77%, First Mortgage
Lenbrook Project, Series C, 06/07/07, LOC: Bank of Scotland (c)                                15,000       15,000,000         1.2%

ILLINOIS
--------
Chicago, 3.78%, FSA, Series 03B-1, 06/07/07, BPA: Depfa Bank PLC (c)                            6,000        6,000,000         0.5%
Chicago, 3.85%, MFHRB, North Larrabee Project, Series 01A, AMT, 06/07/07, LOC:
Harris Trust and Savings Bank (c)                                                               2,890        2,890,000         0.2%

Chicago Board of Education, GO, 3.82%, FSA, Series 00D, 06/07/07, BPA: Dexia (c)                7,700        7,700,000         0.6%

Chicago Industrial Development Authority, 3.85%, IDRB, Evans Food Products
Company Project, Series 98, AMT, 06/07/07, LOC: LaSalle National Trust, N.A. (c)                3,920        3,920,000         0.3%

Hennepin, 3.80%, Pollution Control Revenue Bond, Hennepin-Hopper Lakes Project,
Series 01, 06/07/07, LOC: Harris Trust and Savings Bank (c)                                     2,300        2,300,000         0.2%

Hoffman Estates, 3.78%, Series 05, 06/07/07, LOC: Northern Trust Company (c)                    8,000        8,000,000         0.7%

Illinois Development Finance Authority, 3.74%, Chicago Symphony Orchestra Project,
Series 94, 06/07/07, LOC: Northern Trust Company (c)                                           10,700       10,700,000         0.9%

Illinois Development Finance Authority, 3.79%, North Shore Country Day School
Project, Series 03, 06/07/07, LOC: Northern Trust Company (c)                                   7,200        7,200,000         0.6%

Illinois Development Finance Authority, 3.85%, Elite Manufacturing Technologies
Inc. Project, Series 99, AMT, 06/07/07, LOC: LaSalle National Trust, N.A. (c)                   3,095        3,095,000         0.3%
Illinois Development Finance Authority, 3.85%, IDRB, Northwest Pallet Supply
Project, Series 01, AMT, 06/07/07, LOC: Harris Trust and Savings Bank (c)                       3,200        3,200,000         0.3%

                                                                                           Principal
                                                                                              amount                        % of net
                                                                                       (in thousands)            Value        assets
                                                                                       --------------            -----        ------
Illinois Educational Facilities Authority, 3.81%, Higher Education Bond, Saint
Xavier University Project, Series A, 06/07/07, LOC: LaSalle National Trust, N.A. (c)         $  6,100     $  6,100,000         0.5%

Illinois Finance Authority, 3.79%, Joan W. and Irving B. Harris Theater for Music
and Dance Project, Series 05, 06/07/07, LOC: Bank of America, N.A. (c)                          2,000        2,000,000         0.2%
Illinois Finance Authority, 3.79%, Lake Forest Country Day School Project, Series
05, 06/07/07, LOC: Northern Trust Company (c)                                                   3,000        3,000,000         0.2%
Illinois Health Facilities Authority, 3.80%, Rosalind Franklin University Project,
Series 03, 06/07/07, LOC: J.P. Morgan Chase Bank (c)                                            8,280        8,280,000         0.7%

Lake County, 3.83%, Pollution Control Revenue Bond, Countryside Landfill Project,
Series 96B, AMT, 06/07/07, LOC: J.P. Morgan Chase Bank (c)                                      4,320        4,320,000         0.4%
Lake County, 3.84%, MFHRB, Rosewood Apartments Project, Series 04, AMT, 06/07/07,
LOC: FHLMC (c)                                                                                  4,205        4,205,000         0.4%
Lisle, 3.79%, MFHRB, Four Lakes Phase V Project, Series 96, 06/07/07, LOC: LaSalle
National Trust, N.A. (c)                                                                       12,500       12,500,000         1.0%

Wheeling, 3.85%, IDRB, V-S  Industries Inc. Project, Series 00, AMT, 06/07/07,
LOC: Harris Trust and Savings Bank (c)                                                          1,450        1,450,000         0.1%

INDIANA
-------
Indiana Educational Facilities Authority, 3.77%, Higher Education Bond, St.
Joseph's College Project, Series 04, 06/07/07, LOC: Fifth Third Bank (c)                        8,705        8,705,000         0.7%
Indiana Educational Facilities Authority, 3.79%, Higher Education Bond, Hanover
College Project, Series B, 06/07/07, LOC: Bank One, N.A. (c)                                    1,900        1,900,000         0.2%

Indiana Health Facility Financing Authority, 3.76%, Hospital Revenue Bond,
Community Hospitals Project, Series B, 06/07/07, LOC: Bank of America, N.A. (c)                 5,000        5,000,000         0.4%

Indiana Municipal Power Agency, 3.77%, Series 98A, 06/07/07, LOC: Dexia (c)                     7,050        7,050,000         0.6%
Marion, 3.76%, Wesleyan University Project, Series 06, 06/07/07, LOC: Bank of
America, N.A. (c)                                                                              14,000       14,000,000         1.2%

Noblesville High School Building Corporation, 4.00%, First Mortgage, AMBAC,
01/10/08                                                                                        1,670        1,673,601         0.1%

IOWA
----
Iowa, 4.25%, Tax & Revenue Anticipation Notes, Series 06, 06/29/07                             14,000       14,007,093         1.2%
Orange City, 3.89%, IDRB, Vogel Enterprises Ltd. Project, AMT, 06/07/07, LOC:
U.S. Bank, N.A. (c)                                                                             3,000        3,000,000         0.3%

KANSAS
------
Dodge City, 3.87%, IDRB, Farmland National Beef Packing Company Project, Series
00, AMT, 06/07/07, LOC: Rabobank Nederland (c)                                                  6,000        6,000,000         0.5%
Kansas Development Finance Authority, 3.78%, Hospital Revenue Bond, Adventist
Health System Project, 06/07/07, LOC: SunTrust Bank (c)                                         5,000        5,000,000         0.4%
Liberal, 3.87%, IDRB, Farmland National Beef Packing Company Project, Series 00,
AMT, 06/07/07, LOC: Rabobank Nederland (c)                                                      5,850        5,850,000         0.5%
Shawnee Industrial Development Authority, 3.85%, IDRB, Thrall Enterprises Inc.
Project, Series 94, AMT, 06/07/07, LOC: LaSalle National Trust, N.A. (c)                        2,400        2,400,000         0.2%

KENTUCKY
--------
Middletown, 3.83%, Christian Academy of Louisville Project, Series 04, 06/07/07,
LOC: J.P. Morgan Chase Bank (c)                                                                10,865       10,865,000         0.9%

LOUISIANA
---------
Caddo-Bossier Parishes Port Commission, 3.88%, Oakley Louisiana Inc. Project,
Series 98, AMT, 06/07/07, LOC: Regions Bank (c)                                                 3,380        3,380,000         0.3%

                                                                                           Principal
                                                                                              amount                        % of net
                                                                                       (in thousands)            Value        assets
                                                                                       --------------            -----        ------
Calcasieu Parish Industrial Development Board, 3.90%, IDRB, Hydroserve Westlake
LLC Project, Series 98, AMT, 06/07/07, LOC: J.P. Morgan Chase Bank (c)                       $  1,500     $  1,500,000         0.1%
Calcasieu Parish Industrial Development Board, 3.94%, Citgo Petroleum Corporation
Project, Series 95, AMT, 06/01/07, LOC: BNP Paribas (c)                                         1,105        1,105,000         0.1%
DeRidder Industrial Development Board, 3.88%, IDRB, Pax Inc. Project, Series 97,
AMT, 06/07/07, LOC: J.P. Morgan Chase Bank (c)                                                  2,320        2,320,000         0.2%
Louisiana Offshore Terminal Authority, 3.80%, Loop LLC Project, Series 03B,
06/07/07, LOC: Bank One, N.A. (c)                                                              20,600       20,600,000         1.7%

Tangipahoa Parish Hospital Service District #1, 3.80%, Hospital Revenue Bond,
North Oaks Medical Center Project, Series 03B, 06/07/07, LOC: Allied Irish Banks
(c)                                                                                            20,000       20,000,000         1.7%

MAINE
-----
Maine Finance Authority, 3.81%, IDRB, Jackson Laboratory Project, Series 02,
06/07/07, LOC: Bank of America, N.A. (c)                                                        5,535        5,535,000         0.5%

MARYLAND
--------
Montgomery County, 3.76%, Georgetown Preparatory School Project, Series 05,
06/07/07, LOC: Bank of America, N.A. (c)                                                        6,000        6,000,000         0.5%

MICHIGAN
--------
Georgetown Township Economic Development Corporation, 3.76%, Sunset Manor Inc.
Project, 06/07/07, LOC: LaSalle National Trust, N.A. (c)                                        4,580        4,580,000         0.4%

Michigan, GO, 4.25%, Notes, Series 07A, 09/28/07, LOC: Depfa Bank PLC                          20,000       20,045,422         1.7%
Michigan Higher Education Facilities Authority, 3.77%, Albion College Project,
Series 06, 06/07/07, LOC: J.P. Morgan Chase Bank (c)                                            1,900        1,900,000         0.2%

MINNESOTA
---------
Dakota County Community Development Agency, 3.93%, MFHRB, View Pointe
Apartments Project, Series 04, AMT, 06/07/07, LOC: LaSalle National Trust, N.A. (c)             5,000        5,000,000         0.4%

Plymouth Housing Authority, 3.84%, MFHRB, At the Lake Apartments Project, Series
04, AMT, 06/07/07, LOC: FHLMC (c)                                                               3,800        3,800,000         0.3%
St. Anthony, 3.93%, MFHRB, Landings at Silver Lake Project, Series 04A, AMT,
06/07/07, LOC: LaSalle National Trust, N.A. (c)                                                 6,000        6,000,000         0.5%

St. Paul & Ramsey County Housing & Redevelopment Authority, 3.93%, MFHRB, St.
Paul Leased Housing Association I Project, Series 02A, AMT, 06/07/07, LOC: LaSalle
National Trust, N.A. (c)                                                                        5,000        5,000,000         0.4%

St. Paul Housing & Redevelopment Authority, 3.90%, MFHRB, Bridgecreek Senior Place
Project, Series 04A, AMT, 06/07/07, LOC: LaSalle National Trust, N.A. (c)                       3,000        3,000,000         0.3%

MISSISSIPPI
-----------
Mississippi Business Finance Corporation, 3.88%, IDRB, EPCO Carbon Dioxide
Products Inc. Project, Series 02, AMT, 06/07/07, LOC: Regions Bank (c)                          2,500        2,500,000         0.2%
Mississippi Home Corporation, 3.88%, MFHRB, Summer Park Apartments Project,
Series 99D-1, AMT, 06/07/07, LOC: Wachovia Bank, N.A. (c)                                       9,800        9,800,000         0.8%

MISSOURI
--------
Bi-State Development Agency Missouri - Illinois Metropolitan District, 3.78%,
Metrolink Project, Series A, 06/07/07, LOC: J.P. Morgan Chase Bank (c)                          2,500        2,500,000         0.2%
Kansas City Industrial Development Authority, 3.76%, Oak Street West Student
Apartments Project, 06/07/07, LOC: Bank of America, N.A. (c)                                    3,500        3,500,000         0.3%

Missouri Health & Educational Facilities Authority, 3.74%, Hospital Revenue Bond,
SSM Health Care Project, FGIC, Series 05C-3, 06/07/07, BPA: Citibank, N.A. (c)                  2,650        2,650,000         0.2%

Missouri Health & Educational Facilities Authority, 3.75%, Hospital Revenue Bond,
Lutheran Senior Services Project, Series 00, 06/07/07, LOC: U.S. Bank, N.A. (c)                 5,900        5,900,000         0.5%

                                                                                           Principal
                                                                                              amount                        % of net
                                                                                       (in thousands)            Value        assets
                                                                                       --------------            -----        ------
NEVADA
------
Nevada Housing Division, 3.80%, MFHRB, Horizon Pines Apartments Project, Series
00A, AMT, 06/07/07, LOC: FNMA (c)                                                            $  2,000     $  2,000,000         0.2%

NEW HAMPSHIRE
-------------
New Hampshire Health & Education Facilities Authority, 3.78%, Crotched Mountain
Rehabilitation Center, Series 06, 06/07/07, LOC: Allied Irish Banks (c)                         5,575        5,575,000         0.5%
New Hampshire Health & Education Facilities Authority, 3.79%, Brewster Academy
Project, Series 05, 06/07/07, LOC: Allied Irish Banks (c)                                       5,300        5,300,000         0.4%
New Hampshire Health & Education Facilities Authority, 3.81%, Easter Seals
Project, Series 04H-A, 06/07/07, LOC: Royal Bank of Scotland (c)                                5,000        5,000,000         0.4%

NEW JERSEY
----------
New Jersey, 4.50%, Tax & Revenue Anticipation Notes, Series 07A, 06/22/07                      20,000       20,010,583         1.7%

NEW MEXICO
----------
Farmington, 3.79%, Hospital Revenue Bond, San Juan Regional Medical Center
Project, Series 04B, 06/07/07, LOC: Bank of Nova Scotia (c)                                     5,000        5,000,000         0.4%

Hurley, 3.90%, Pollution Control Revenue Bond, BP PLC Project, Series 85,
06/01/07 (c)                                                                                    1,070        1,070,000         0.1%
New Mexico Hospital Equipment Loan Council, 3.79%, Hospital Revenue Bond,
Presbyterian Healthcare Services Project, FSA, Series 05A, 06/07/07, BPA:
Citibank, N.A. (c)                                                                             29,000       29,000,000         2.4%
New Mexico Hospital Equipment Loan Council, 3.82%, Hospital Revenue Bond,
Presbyterian Healthcare Services Project, FSA, Series 05B, 06/07/07, BPA:
Citibank, N.A. (c)                                                                             12,520       12,520,000         1.0%

NORTH CAROLINA
--------------
North Carolina, 5.00%, Series 07A, 03/01/08                                                    10,000       10,101,290         0.8%

North Carolina Capital Facilities Finance Agency, 3.76%, Educational Facilities
Revenue Bond, Pfeiffer University Project, 06/07/07, LOC: Bank of America, N.A. (c)             2,500        2,500,000         0.2%
North Carolina Capital Facilities Finance Agency, 3.78%, Elon University Project,
Series 01C, 06/07/07, LOC: Bank of America, N.A. (c)                                            6,000        6,000,000         0.5%
North Carolina Capital Facilities Finance Agency, 3.81%, Durham Academy Project,
Series 07, 06/07/07, LOC: Wachovia Bank, N.A. (c)                                               2,500        2,500,000         0.2%

North Carolina Medical Care Commission, 3.78%, Healthcare Facilities Revenue Bond,
Watauga Medical Center Project, Series 05, 06/07/07, LOC: Wachovia Bank, N.A. (c)               6,625        6,625,000         0.5%

NORTH DAKOTA
------------
Richland County, 3.87%, Pollution Control Revenue Bond, Minn-Dak Farmers Cooperative
Project, Series 02, AMT, 06/07/07, LOC: Wells Fargo Bank (c)                                    9,835        9,835,000         0.8%

OHIO
----
Akron Bath Copley Joint Township Hospital District, 3.79%, Healthcare Facilities
Revenue Bond, Sumner on Ridgewood Project, Series 02, 06/07/07, LOC: KBC Bank (c)               6,365        6,365,000         0.5%
Franklin County, 3.79%, Hospital Revenue Bond, Ohio Presbyterian Retirement Services
Project, Series B, 06/07/07, LOC: National City Corporation (c)                                 4,385        4,385,000         0.4%
Franklin County, 3.81%, Trinity Health Credit Group Project, FSA, Series 00F,
06/07/07, BPA: Bayerische Landesbank and J.P. Morgan Chase Bank (c)                            25,100       25,100,000         2.1%
Hamilton County, 3.75%, Episcopal Retirement Homes Project, Series 05B, 06/07/07,
LOC: Key Bank (c)                                                                               3,000        3,000,000         0.2%

Ohio Higher Educational Facility Commission, 3.78%, Higher Education Bond, Capital
Univerisity Project, Series 06, 06/07/07, LOC: National City Corporation (c)                   27,850       27,850,000         2.3%
Ohio Higher Educational Facility Commission, 3.81%, Higher Education Bond, Ashland
University Project, Series 04, 06/07/07, LOC: Key Bank (c)                                      4,190        4,190,000         0.4%
Salem, 3.82%, Hospital Revenue Bond, Salem Community Hospital Project, Series 05,
06/07/07, LOC: J.P. Morgan Chase Bank (c)                                                       2,500        2,500,000         0.2%

                                                                                           Principal
                                                                                              amount                        % of net
                                                                                       (in thousands)            Value        assets
                                                                                       --------------            -----        ------
Westlake, 3.75%, Healthcare Facilities Revenue Bond, Lutheran Home Project,
Series 05, 06/07/07, LOC: National City Corporation (c)                                      $ 11,800     $ 11,800,000         1.0%

OKLAHOMA
--------
Oklahoma Development Finance Authority, 3.81%, IDRB, Shawnee Funding Project,
Series 96, AMT, 06/07/07, LOC: Bank of Nova Scotia (c)                                          1,600        1,600,000         0.1%
University Hospitals Trust, 3.76%, Hospital Revenue Bond, Series A, 06/07/07, LOC:
Bank of America, N.A. (c)                                                                       5,000        5,000,000         0.4%

PENNSYLVANIA
------------
Berks County Industrial Development Authority, 3.88%, One Douglassville Properties
Project, Series 04, AMT, 06/07/07, LOC: FHLB (c)                                                3,600        3,600,000         0.3%
Delaware County Industrial Development Authority, 3.81%, Academy of Notre Dame
Project, 06/07/07, LOC: Citizens Bank (c)                                                       5,330        5,330,000         0.4%
Delaware Valley Regional Financial Authority, 3.78%, Series 86, 06/07/07, LOC:
Bayerische Landesbank (c)                                                                       5,900        5,900,000         0.5%
Delaware Valley Regional Financial Authority, 3.78%, Series A, 06/07/07, LOC:
Bayerische Landesbank (c)                                                                       3,300        3,300,000         0.3%
Delaware Valley Regional Financial Authority, 3.78%, Series B, 06/07/07, LOC:
Bayerische Landesbank (c)                                                                       5,400        5,400,000         0.4%

Emmaus General Authority, 3.83%, Subseries F24, 06/07/07, LOC: Depfa Bank PLC (c)               1,500        1,500,000         0.1%
Pennsylvania Turnpike Commission, 3.81%, Series A-3, 06/07/07, BPA: Bayerische
Landesbank (c)                                                                                  2,300        2,300,000         0.2%
Pennsylvania Turnpike Commission, 3.81%, Series 02A-1, 06/07/07, BPA: Westdeutsche
Landesbank (c)                                                                                 33,290       33,290,000         2.8%
Philadelphia Authority for Industrial Development, 3.82%, Girard Estate Tower
Project, Series 02, 06/07/07, LOC: J.P. Morgan Chase Bank (c)                                  11,200       11,200,000         0.9%

RHODE ISLAND
------------
Rhode Island Health & Educational Building Corporation, 3.76%, Child and Family
Services of Newport Project, Series 06, 06/07/07, LOC: Citizens Bank (c)                       11,000       11,000,000         0.9%
Rhode Island Health & Educational Building Corporation, 3.76%, LaSalle Academy
Project, Series 03, 06/07/07, LOC: Citizens Bank (c)                                            4,550        4,550,000         0.4%
Rhode Island Health & Educational Building Corporation, 3.76%, Salve Regina
University Project, Series 06, 06/07/07, LOC: Citizens Bank (c)                                 7,300        7,300,000         0.6%

SOUTH CAROLINA
--------------
South Carolina Jobs-Economic Development Authority, 3.81%, IDRB, Brown Packing
Company Inc. Project, Series 01, AMT, 06/07/07, LOC: SunTrust Bank (c)                          3,300        3,300,000         0.3%
South Carolina Jobs-Economic Development Authority, 3.81%, Waste Management Inc.
Project, AMT, 06/07/07, LOC: Wachovia Bank, N.A. (c)                                            5,000        5,000,000         0.4%

SOUTH DAKOTA
------------
South Dakota Housing Development Authority, 3.81%, MFHRB, LaCrosse Investors LLP
Project, Series 01, 06/07/07, LOC: FNMA (c)                                                     6,495        6,495,000         0.5%

TENNESSEE
---------
Chattanooga Industrial Development Board, 3.76%, Tennessee Aquarium Project,
Series 04, 06/07/07, LOC: Bank of America, N.A. (c)                                             5,900        5,900,000         0.5%

Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board, 3.76%, Ensworth School Project, Series 02, 06/07/07, LOC: SunTrust Bank (c)              7,525        7,525,000         0.6%
Volunteer State Student Funding Corporation, 3.78%, Student Loan Revenue Bond,
Series A-2, AMT, 06/07/07, LOC: State Street Bank & Trust Co. (c)                              12,400       12,400,000         1.0%
Williamson County Industrial Development Board, 3.76%, Brentwood Academy Project,
Series 05, 06/07/07, LOC: SunTrust Bank (c)                                                     6,000        6,000,000         0.5%

                                                                                           Principal
                                                                                              amount                        % of net
                                                                                       (in thousands)            Value        assets
                                                                                       --------------            -----        ------
TEXAS
-----
Capital Area Housing Finance Corporation, 3.82%, MFHRB, Marble Falls Vistas
Apartments Project, Series 04, AMT, 06/07/07, LOC: FNMA (c)                                  $  3,000   $    3,000,000         0.2%
Dallas, GO, 5.00%, Refunding Bonds, 02/15/08                                                    7,450        7,519,962         0.6%
Georgetown Health Facilities Development Corporation, 3.75%, Wesleyan Homes Inc.
Project, Series 06, 06/07/07, LOC: Regions Bank (c)                                             5,000        5,000,000         0.4%
Harris County Housing Finance Corporation, 3.82%, MFHRB, Primrose at Aldine-Bender
Apartments Project, Series 04, AMT, 06/07/07, LOC: FNMA (c)                                     6,170        6,170,000         0.5%
Lower Colorado River Authority, 6.00%, FSA, Series B, 05/15/08                                  4,330        4,423,504         0.4%
Tarrant County Housing Finance Corporation, 3.88%, Park at Sycamore School
Apartments Project, Series 03, AMT, 06/07/07, LOC: SouthTrust Bank, N.A. (c)                   12,685       12,685,000         1.1%
Texas, 4.50%, Tax & Revenue Anticipation Notes, Series 06, 08/31/07                            23,000       23,049,602         1.9%
West Side Calhoun County Naval District, 3.94%, Pollution Control Revenue Bond,
BP Chemicals Inc. Project, Series 00, AMT, 06/01/07 (c)                                         1,800        1,800,000         0.1%

VIRGINIA
--------
Harrisonburg Redevelopment & Housing Authority, 3.82%, MFHRB, Huntington Village
Apartments Project, Series 01, AMT, 06/07/07, LOC: FNMA (c)                                     5,000        5,000,000         0.4%
Henrico County, GO, 5.00%, Series 06, 12/01/07                                                  3,600        3,625,626         0.3%

WASHINGTON
----------
Port of Seattle, 3.80%, Subordinate Lien Revenue Bonds, Series 05, AMT, 06/07/07,
LOC: Fortis Bank (c)                                                                            5,000        5,000,000         0.4%
Washington, 5.00%, AMBAC, Series 06, 01/01/08                                                   5,000        5,039,590         0.4%
Washington Economic Development Finance Authority, 3.89%, IDRB, Pacific Coast
Shredding Project, Series 99D, AMT, 06/07/07, LOC: U.S. Bank, N.A. (c)                          3,170        3,170,000         0.3%

Washington Higher Education Facilities Authority, 3.76%, Higher Education Bond,
Bastyr University Project, Series 05, 06/07/07, LOC: Bank of America, N.A. (c)                  3,500        3,500,000         0.3%
Washington Higher Education Facilities Authority, 5.00%, University of Puget Sound
Project, Series 06A, 04/01/08, LOC: Bank of America, N.A. (c)                                   2,500        2,527,692         0.2%
Washington Housing Finance Commission, 3.78%, Forest Ridge School of the Sacred
Heart Project, Series 05A, 06/07/07, LOC: Key Bank (c)                                          6,385        6,385,000         0.5%
Washington Housing Finance Commission, 3.82%, MFHRB, Whisperwood Apartments
Project, Series 02A, AMT, 06/07/07, LOC: FNMA (c)                                               6,240        6,240,000         0.5%
Washington Housing Finance Commission, 3.82%, Silver Creek Apartments Project,
Series 04B, AMT, 06/07/07, LOC: FNMA (c)                                                        4,050        4,050,000         0.3%

Washington Housing Finance Commission, 3.89%, MFHRB, LTC Properties Inc. Project,
AMT, 06/07/07, LOC: U.S. Bank, N.A. (c)                                                         2,745        2,745,000         0.2%
Washington Housing Finance Commission, 3.89%, MFHRB, Sherwood Springs Apartments
Project, Series 97, AMT, 06/07/07, LOC: U.S. Bank, N.A. (c)                                     4,220        4,220,000         0.4%
Washington Housing Finance Commission, 3.91%, Olympic Place Apartments Project,
Series 03A, AMT, 06/07/07, LOC: U.S. Bank, N.A. (c)                                             4,500        4,500,000         0.4%

WEST VIRGINIA
-------------
West Virginia Hospital Finance Authority, 3.77%, Pallottine Health Services
Project, Series 06, 06/07/07, LOC: Fifth Third Bank (c)                                         5,000        5,000,000         0.4%

WISCONSIN
---------
Wisconsin Center District, 3.80%, Series 01A, 06/07/07, LOC: U.S. Bank N.A. (c)                10,100       10,100,000         0.8%
Wisconsin Health & Educational Facilities Authority, 3.78%, Upland Hills Health
Project, Series C, 06/07/07, LOC: Allied Irish Banks (c)                                        3,000        3,000,000         0.3%

Wisconsin Housing & Economic Development Authority, 3.86%, Home Ownership Revenue
Bond, Series 03B, AMT, 06/07/07, BPA: State Street Bank & Trust Co. (c)                         3,885        3,885,000         0.3%

TOTAL NOTES, BONDS & VARIABLE RATE DEMAND NOTES (COST $1,096,807,269)                                    1,096,807,269        90.8%

                                                                                           Principal
                                                                                              amount                        % of net
                                                                                       (in thousands)            Value        assets
                                                                                       --------------            -----        ------
COMMERCIAL PAPER
----------------

FLORIDA
-------
Jacksonville, 3.75%, Series A, 09/07/07, LOC: Landesbank Baden Wurttenburg                   $ 11,580   $   11,580,000         1.0%
Miami-Dade County Aviation, 3.60%, Miami International Airport Project, Series
05A, 06/01/07, LOC: BNP Paribas and Dexia                                                      23,645       23,645,000         2.0%

KENTUCKY
--------
Pendleton County, 3.79%, Kentucky Association of County Leasing Trust, 09/12/07,
LOC: J.P. Morgan Chase Bank                                                                    20,000       20,000,000         1.6%

MICHIGAN
--------
Michigan Building Authority, 3.70%, 06/28/07, LOC: Bank of New York and State
Street Bank & Trust Co.                                                                         6,360        6,360,000         0.5%

New York
--------
New York Metropolitan Transportation Authority, 3.65%, Transportation Revenue,
Series CP-1, Subseries A, 07/06/07, LOC: ABN-AMRO Bank N.V.                                    10,000       10,000,000         0.8%
New York Metropolitan Transportation Authority, 3.65%, Transportation Revenue,
Series CP-1, Subseries B, 07/10/07, LOC: ABN-AMRO Bank N.V.                                     5,000        5,000,000         0.4%

TEXAS
-----
Harris County Metropolitan Transportation Authority, GO, 3.70%, 10/31/07, LOC:
Depfa Bank PLC                                                                                  5,500        5,500,000         0.5%
San Antonio, 3.75%, Texas Electric and Gas Systems, Series A, 09/13/07                         10,000       10,000,000         0.8%

WASHINGTON
----------
Port of Seattle, 3.84%, Subordinate Lien Revenue Notes, Series A2, 06/18/07, LOC:
Bayerische Landesbank                                                                          14,355       14,355,000         1.2%
Port of Tacoma, 3.72%, Subordinate Lien Revenue Notes, Series 02A, 08/08/07, LOC:
Westdeutsche Landesbank                                                                         4,000        4,000,000         0.3%

TOTAL COMMERCIAL PAPER (cost $110,440,000)                                                                 110,440,000         9.1%

TOTAL INVESTMENT PORTFOLIO (cost $1,207,247,269) (d)                                                     1,207,247,269        99.9%

Other assets and liabilities, net,                                                                          1,246,358         0.1%

NET ASSETS (CONSISTING OF PAID-IN CAPITAL)                                                               1,208,493,627       100.0%

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(a) Percentages indicated are based on net assets. (b) Earlier of the maturity date or put date. (c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (d) The aggregate identified cost for federal income tax purposes is the same.

AMBAC--American Municipal Bond Assurance Corporation
AMT--Securities subject to Alternative Minimum Tax BPA--Bond Purchase Agreement
FGIC--Financial Guaranty Insurance Company
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance Holdings Ltd. GO--General Obligation
IDRB--Industrial Development Revenue Bond
LOC--Credit enhancement provided by letter of credit issued by noted institution
MBIA--Municipal Bond Insurance Association
MFHRB-- Multi Family Housing Revenue Bond

NOTE 1 | ORGANIZATION AND INVESTMENT OBJECTIVE Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund.

o The MONEY MARKET FUND seeks to achieve maximum current income consistent with stability of principal.
o The MUNICIPAL MONEY MARKET FUND seeks to achieve current income exempt from federal income tax consistent with stability of principal.

CLASS OFFERINGS The Trust offers Class A shares to the public. In addition, the Money Market Fund offers Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge ("CDSC") if they were acquired through an exchange from another Heritage Mutual Fund.

CLASS B SHARES (APPLIES TO THE MONEY MARKET FUND ONLY) An additional class of shares outstanding in the Money Market Fund, Class B shares, is no longer available for purchase. On March 30, 2007, all remaining Class B shares converted over to Class A shares. The conversion from Class B shares was not a taxable event and all shareholders, as of the conversion date, were not charged a CDSC. After the conversion, there were no Class B shares outstanding in the Money Market Fund.

NOTE 2 | SIGNIFICANT ACCOUNTING POLICIES USE OF ESTIMATES The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

VALUATION OF SECURITIES The Trust uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

REPURCHASE AGREEMENTS (APPLIES TO THE MONEY MARKET FUND ONLY) The Money Market Fund enters into repurchase agreements whereby the fund, through its custodian, receives delivery of the underlying securities, the market value of which, at the time of purchase, is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

REVENUE RECOGNITION Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

EXPENSES The Trust is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. In the Money Market Fund, expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Money Market Fund are allocated to each class of shares based upon their relative percentage of net assets.

CLASS ALLOCATIONS (APPLIES TO THE MONEY MARKET FUND ONLY) Each class of shares has equal rights as to earnings and assets. Income, expenses, realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

DISTRIBUTION OF INCOME AND GAINS Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Trust uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

OTHER In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.




ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Cash Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    HERITAGE CASH TRUST
Date: July 30, 2007
      --------------------

                                                    /s/ Mathew J. Calabro
                                                    ----------------------------
                                                    Mathew J. Calabro
                                                    Principal Executive Officer




     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 30, 2007
      --------------------



                                                    /s/ Mathew J. Calabro
                                                    ----------------------------
                                                    Mathew J. Calabro
                                                    Principal Executive Officer


Date: July 30, 2007
      --------------------


                                                    /s/ Andrea N. Mullins
                                                    ----------------------------
                                                    Andrea N. Mullins
                                                    Principal Financial Officer